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                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-116026



                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                        FS VARIABLE ANNUITY ACCOUNT FIVE

                                SUPPLEMENT TO THE

        SEASONS SELECT II VARIABLE ANNUITY PROSPECTUS DATED JULY 31, 2006 SEASONS TRIPLE ELITE VARIABLE ANNUITY PROSPECTUS DATED JULY 31, 2006

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Effective August 23, 2006, Credit Suisse Asset Management, LLC ("Credit Suisse")
will no longer serve as subadviser to a component of the Focus Growth Portfolio. On an interim basis, until a replacement for Credit Suisse is selected, AIG SunAmerica Asset Management Corp. ("AIG SAAMCO"), as investment adviser and manager, will manage that component of the Portfolio.

FOCUS GROWTH PORTFOLIO:

MANAGED BY:

PREVIOUS: Credit Suisse Asset Management, LLC, Janus Capital Management LLC, Marsico Capital Management, LLC.
NEW: AIG SunAmerica Asset Management Corp., Janus Capital Management LLC, Marsico Capital Management, LLC.


Dated:  August 23, 2006


                Please keep this Supplement with your Prospectus

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